FEDERATED INDEX TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 19, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INDEX TRUST (the “Trust”)

Federated Mid-Cap Index Fund (the “Fund”)

Class R6 Shares

1933 Act File No. 33-33852

1940 Act File No. 811-6061

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 18, 2016, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on October 18, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary